1. BASIS OF PRESENTATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Basis Of Presentation And Nature Of Operations Details Narrative
State of incorporation	State of Nevada, U.S.A.
Date of incorporation	Dec. 09, 2004
Accumulated losses	$ 1,560,145	$ 1,412,024